Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current expense (benefit):
Federal	$ 9,969	$ 58,816	$ 38,831
State	(794)	1,173	363
Foreign	15,690	10,364	7,124
Total current income tax expense	24,865	70,353	46,318
Deferred expense (benefit):
Federal	16,563	(22,951)	(18,755)
State	784	25	(610)
Foreign	9,837	(9,222)	209
Total deferred income tax expense	27,184	(32,148)	(19,156)
Total income tax expense (benefit)	$ 52,049	$ 38,205	$ 27,162